RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Salaries, Benefits, And Consulting Fees	$ 296	$ 299	$ 580	$ 738
Share-based Payments	649	667	970	824
Total Key Management Personnel Compensation	$ 945	$ 966	$ 1,550	$ 1,562